Penn Series Funds, Inc.
Schedule of Investments — September 30, 2025 (Unaudited)
Large Core Value Fund
	Number of Shares	Value†
COMMON STOCKS — 97.1%
Banks — 8.4%
Bank of America Corp.	94,212	$4,860,397
Huntington Bancshares, Inc.	88,010	1,519,933
The Goldman Sachs Group, Inc.	1,949	1,552,086
Wells Fargo & Co.	34,467	2,889,024
		10,821,440
Biotechnology — 0.8%
Gilead Sciences, Inc.	9,543	1,059,273
Building Materials — 1.7%
Johnson Controls International PLC	19,634	2,158,758
Chemicals — 1.8%
Linde PLC	4,996	2,373,100
Commercial Services — 1.5%
Robert Half, Inc.	56,698	1,926,598
Distribution & Wholesale — 0.7%
Pool Corp.	2,974	922,148
Diversified Financial Services — 4.4%
Cboe Global Markets, Inc.	7,265	1,781,741
The Charles Schwab Corp.	34,572	3,300,589
Tradeweb Markets, Inc., Class A	5,311	589,415
		5,671,745
Electric — 5.6%
CMS Energy Corp.	17,909	1,312,013
Duke Energy Corp.	9,112	1,127,610
NextEra Energy, Inc.	36,675	2,768,596
NRG Energy, Inc.	6,224	1,007,977
Sempra	10,526	947,129
		7,163,325
Electrical Components & Equipment — 1.7%
Emerson Electric Co.	16,231	2,129,183
Electronics — 1.3%
Mettler-Toledo International, Inc.*	1,402	1,721,109
Food — 3.2%
The Hershey Co.	8,119	1,518,659
The J.M. Smucker Co.	6,437	699,058
US Foods Holding Corp.*	24,784	1,898,950
		4,116,667
Healthcare Products — 4.3%
Abbott Laboratories	25,802	3,455,920
Boston Scientific Corp.*	21,074	2,057,455
		5,513,375
Healthcare Services — 1.1%
UnitedHealth Group, Inc.	4,096	1,414,349
Home Builders — 1.2%
Meritage Homes Corp.	21,009	1,521,682
Household Products & Wares — 2.1%
Avery Dennison Corp.	3,909	633,923
	Number of Shares	Value†

Household Products & Wares — (continued)
The Clorox Co.	16,370	$2,018,421
		2,652,344
Insurance — 8.8%
American International Group, Inc.	37,386	2,936,297
Prudential PLC, ADR	66,480	1,860,775
Reinsurance Group of America, Inc.	14,672	2,818,931
Ryan Specialty Holdings, Inc.	38,051	2,144,554
The Travelers Cos., Inc.	5,621	1,569,496
		11,330,053
Internet — 7.7%
Alphabet, Inc., Class A	10,021	2,436,105
Amazon.com, Inc.*	20,349	4,468,030
Meta Platforms, Inc., Class A	4,193	3,079,255
		9,983,390
Iron & Steel — 1.4%
Steel Dynamics, Inc.	13,279	1,851,491
Machinery — Diversified — 2.1%
Ingersoll Rand, Inc.	10,303	851,234
The Toro Co.	12,502	952,653
Westinghouse Air Brake Technologies Corp.	4,424	886,879
		2,690,766
Media — 2.0%
The Walt Disney Co.	22,871	2,618,730
Mining — 0.8%
Alcoa Corp.	32,955	1,083,890
Miscellaneous Manufacturing — 1.7%
3M Co.	13,773	2,137,294
Oil & Gas — 4.7%
EQT Corp.	42,307	2,302,770
Exxon Mobil Corp.	33,372	3,762,693
		6,065,463
Oil & Gas Services — 1.1%
Baker Hughes Co.	27,990	1,363,673
Packaging and Containers — 1.4%
Ball Corp.	35,951	1,812,649
Pharmaceuticals — 6.1%
AbbVie, Inc.	8,234	1,906,500
Bristol-Myers Squibb Co.	41,406	1,867,411
McKesson Corp.	1,023	790,308
Neurocrine Biosciences, Inc.*	14,382	2,018,945
Zoetis, Inc.	8,939	1,307,955
		7,891,119
Pipelines — 1.1%
The Williams Cos., Inc.	22,786	1,443,493
Retail — 4.8%
BJ's Wholesale Club Holdings, Inc.*	18,116	1,689,317
Lowe's Cos., Inc.	8,178	2,055,213

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2025 (Unaudited)
Large Core Value Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Retail — (continued)
McDonald's Corp.	8,072	$2,453,000
		6,197,530
Semiconductors — 3.9%
Intel Corp.*	70,040	2,349,842
Micron Technology, Inc.	12,145	2,032,101
ON Semiconductor Corp.*	13,326	657,105
		5,039,048
Shipbuilding — 0.9%
Huntington Ingalls Industries, Inc.	3,900	1,122,849
Software — 2.2%
Nice Ltd., ADR*	6,534	945,993
Salesforce, Inc.	8,179	1,938,423
		2,884,416
Telecommunications — 2.1%
Cisco Systems, Inc.	39,243	2,685,006
Toys, Games & Hobbies — 0.7%
Hasbro, Inc.	11,557	876,598
Transportation — 3.8%
CSX Corp.	82,199	2,918,887
United Parcel Service, Inc., Class B	24,499	2,046,401
		4,965,288
TOTAL COMMON STOCKS (Cost $111,205,254)		125,207,842

REAL ESTATE INVESTMENT TRUSTS — 1.9%
Industrial — 1.4%
First Industrial Realty Trust, Inc.	35,635	1,834,134
Storage & Warehousing — 0.5%
CubeSmart	16,358	665,116
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,498,480)		2,499,250

SHORT-TERM INVESTMENTS — 2.0%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.027%) (Cost $2,520,268)	2,520,268	2,520,268
TOTAL INVESTMENTS — 101.0% (Cost $116,224,002)		$130,227,360
Other Assets & Liabilities — (1.0)%		(1,278,341)
TOTAL NET ASSETS — 100.0%		$128,949,019

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
ADR— American Depositary Receipt.
PLC— Public Limited Company.

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